ACCUMULATED OTHER COMPREHENSIVE INCOME AMOUNT RECLASSIFIED FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized gains and losses on securities available for sale	$ 569	$ (759)	$ (4,563)
Amortization of prior service cost	302	413	413
Recognized net actuarial loss	(1,636)	(2,611)	(2,334)
Other Comprehensive Income, Reclassification, Amortization of Defined Benefit Plans items, Pre-tax	(1,334)	(2,198)	(1,921)
Total reclassifications for the period, before tax	$ (765)	$ (2,957)	$ (6,484)